UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 91.8%
Argentina 9.5%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		2,500,000	2,278,125
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	329,568
GDP Linked Note, 12/15/2035		17,450,000	2,213,571
2.0%, 1/3/2010	ARS	6,400,000	2,158,328
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	59,411
Series X, 7.0%, 4/17/2017		13,120,000	10,574,450
8.0%, 10/30/2009 *	EUR	511,292	223,480
Series BGLO, 8.375%, 12/20/2003 *		3,000,000	952,500
Series REG S, 9.0%, 5/24/2005 *	EUR	520,000	236,347
9.0%, 5/26/2009 *	EUR	2,800,000	1,272,056

Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,383,076
9.75%, 11/26/2003 *	EUR	850,000	403,750
10.0%, 12/7/2004 *	EUR	2,000,000	892,020
Series BGL4, 11.0%, 10/9/2006 *		500,000	170,000
Series 2018, 12.25%, 6/19/2018 *		2,292,300	779,382
12.375%, 2/21/2012 *		1,900,000	634,125

(Cost $25,215,689)			24,560,189
Brazil 14.3%
Federative Republic of Brazil:
7.125%, 1/20/2037		3,200,000	3,488,000
8.25%, 1/20/2034		10,200,000	12,454,200
Independencia International, REG S, 9.875%, 1/31/2017		1,200,000	1,116,000
ISA Capital do Brasil SA, Series REG S, 8.8%, 1/30/2017		2,000,000	2,055,000
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	37,000,000	17,877,009

(Cost $37,034,754)			36,990,209
China 2.2%
Agile Property Holdings Ltd., REG S, 9.0%, 9/22/2013		2,150,000	1,892,000
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		670,000	638,175
7.875%, 11/14/2011		3,100,000	3,069,000

(Cost $5,864,319)			5,599,175
Colombia 7.0%
EEB International Ltd., Series REG S, 8.75%, 10/31/2014		1,300,000	1,335,750
Republic of Colombia:
7.375%, 1/27/2017		4,300,000	4,712,800
7.375%, 9/18/2037		11,250,000	12,009,375

(Cost $18,343,042)			18,057,925
Dominican Republic 2.1%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012		2,300,000	2,345,540
Dominican Republic, Series REG S, 8.625%, 4/20/2027		2,700,000	3,064,500

(Cost $5,393,823)			5,410,040
Ecuador 2.6%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		2,050,000	2,072,345
Series REG S, 10.0%, 8/15/2030		4,860,000	4,702,050

(Cost $6,005,852)			6,774,395
Egypt 2.9%
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	27,700,000	5,158,705
9.1%, 7/12/2010	EGP	10,700,000	1,939,381
9.35%, 8/16/2010	EGP	2,300,000	434,920

(Cost $7,153,382)			7,533,006
Gabon 2.0%
Republic of Gabon, Series REG S, 8.2%, 12/12/2017 (Cost $5,024,759)		4,930,000	5,145,687
Ghana 2.1%
Republic of Ghana, Series REG S, 8.5%, 10/4/2017 (Cost $5,152,268)		5,100,000	5,393,250
Indonesia 5.3%
BLT Finance BV, Series REG S, 7.5%, 5/15/2014		2,260,000	1,707,222
Majapahit Holding BV:
Series REG S, 7.25%, 6/28/2017		1,600,000	1,490,112

Series REG S, 7.75%, 10/17/2016		4,300,000	4,201,569
Republic of Indonesia:
Series REG S, 7.75%, 1/17/2038		900,000	949,500
Series REG S, 8.5%, 10/12/2035		4,720,000	5,369,514

(Cost $14,422,922)			13,717,917
Iraq 2.3%
Republic of Iraq, Series REG S, 5.8%, 1/15/2028 (Cost $5,411,689)		8,700,000	5,829,000
Mexico 5.5%
Desarrolladora Homex SAB de CV, 7.5%, 9/28/2015		1,000,000	972,500
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	54,500,000	5,156,173
Series MI-10, 9.0%, 12/20/2012	MXN	83,220,000	8,143,394

(Cost $14,058,480)			14,272,067
Netherlands 1.4%
GTB Finance BV, 8.5%, 1/29/2012 (Cost $3,865,739)		3,900,000	3,724,500
Pakistan 1.7%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $5,210,021)		5,300,000	4,399,000
Panama 0.7%
Republic of Panama, 8.875%, 9/30/2027 (Cost $1,772,697)		1,400,000	1,757,000
Peru 5.4%
Republic of Peru:
6.55%, 3/14/2037		6,100,000	6,279,340
Series REG S, 6.9%, 8/12/2037	PEN	22,500,000	7,637,038

(Cost $13,545,997)			13,916,378
Philippines 2.8%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		3,350,000	4,045,125
Republic of Philippines:
8.25%, 1/15/2014		1,510,000	1,717,625
9.375%, 1/18/2017		1,100,000	1,362,570

(Cost $6,602,276)			7,125,320
Russia 1.1%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 (Cost $2,671,429)	RUB	71,413,414	2,927,360
Serbia 1.9%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $5,125,208)		5,400,000	4,995,000
Turkey 9.9%
Republic of Turkey:
6.875%, 3/17/2036		7,200,000	7,074,000
8.0%, 2/14/2034		5,600,000	6,223,000
Series CPI, 10.0%, 2/15/2012	TRY	8,200,000	7,997,267
16.0%, 3/7/2012	TRY	5,200,000	4,377,572

(Cost $23,749,869)			25,671,839
United States 1.6%
US Treasury Bond, 4.75%, 2/15/2037 (b) (Cost $3,882,811)		3,800,000	4,048,186
Uruguay 1.6%
Republic of Uruguay:
7.625%, 3/21/2036		2,260,000	2,380,910
7.875%, 1/15/2033 (PIK)		900,000	980,100

8.0%, 11/18/2022						680,000	750,720

(Cost $3,921,801)							4,111,730
Venezuela 5.9%
Petroleos de Venezuela SA, 5.375%, 4/12/2027						7,700,000	4,774,000
Republic of Venezuela:
7.65%, 4/21/2025						7,100,000	6,177,000
9.25%, 9/15/2027						4,200,000	4,263,000

(Cost $16,158,699)							15,214,000

Total Bonds (Cost $235,587,526)							237,173,173
Sovereign Loans 4.1%
Russia 2.5%
Alfa Bank, 8.635%, 2/22/2017						3,800,000	3,531,568
Gazprom, Series REG S, 7.288%, 8/16/2037						1,000,000	987,600
Gazprombank, 7.25%, 2/22/2010					RUB	12,800,000	522,599
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010						1,600,000	1,481,688

(Cost $6,824,595)							6,523,455
Ukraine 1.6%
Alfa Bank-Ukraine, Series 2006-02, 8.635%, 12/22/2009						2,200,000	2,161,500
Export-Import Bank of Ukraine, 7.65%, 9/7/2011						2,000,000	1,996,200

(Cost $4,232,586)							4,157,700

Total Loan Participations (Cost $11,057,181)							10,681,155
						Shares	Value ($)

Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $2,809,375)						2,809,375	2,809,375
Cash Equivalents 3.3%
Cash Management QP Trust, 4.52% (c) (Cost $8,526,456)						8,526,456	8,526,456
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $257,980,538)						100.3	259,190,159
Other Assets and Liabilities, Net						(0.3)	(685,380)

Net Assets						100.0	258,504,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Republic of Argentina	Zero Coupon	7/22/2003	750,000	EUR	287,140	329,568
	7.0%	3/18/2004	130,000	EUR	48,882	59,411
	8.0%	10/30/2009	511,292	EUR	194,841	223.480
	8.375%	12/20/2003	3,000,000	USD	917,400	952,500
	9.0%	5/24/2005	520,000	EUR	195,329	236,347
	9.0%	5/26/2009	2,800,000	EUR	1,044,405	1,272,056
	9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,383,076
	9.75%	11/26/2003	850,000	EUR	322,360	403,750
10.0%	12/7/2004	2,000,000	EUR	757,289	892,020
11.0%	10/9/2006	500,000	USD	156,300	170,000
12.25%	6/19/2018	2,292,300	USD	748,436	779,382
12.375%	2/21/2012	1,900,000	USD	714,572	634,125
6,518,414	7,335,715

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $2,663,280 which is 1.0% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
As of January 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation (US $)
USD	8,881,197	RUB	220,005,000	4/17/2008	90,013
USD	4,954,746	TRY	6,186,000	4/17/2008	191,342
USD	5,506,107	CNY	39,220,000	7/16/2008	184,499
Total net unrealized appreciation	465,854
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation (US $)
BRL	20,347,000	USD	11,004,327	4/17/2008	(411,319)
EUR	2,709,000	USD	3,917,485	4/17/2008	(100,194)
USD	2,618,933	PHP	105,543,000	4/17/2008	(29,518)
USD	2,644,551	PHP	107,501,000	4/17/2008	(7,098)
TRY	3,056,000	USD	2,501,740	4/17/2008	(40,524)
TRY	12,253,000	USD	9,856,017	4/17/2008	(337,163)
TRY	5,069,000	USD	4,044,748	4/17/2008	(172,115)
USD	2,005,900	UAH	10,200,000	4/17/2008	(20,404)
Total net unrealized depreciation	(1,118,335)

Currency Abbreviations
ARS	Argentine Peso	PEN	Peruvian Nouveau Sol
BRL	Brazilian Real	PHP	Philippine Peso
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EGP	Egyptian Pound	TRY	Turkish Lira
EUR	Euro	UAH	Ukraine Hryvnia
MXN	Mexican Peso	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008